Short-Term Government Securities Fund Investment Risks - Short-Term Government Securities Fund	Dec. 31, 2025
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk The risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, political, economic or market developments, or other external factors, such as outbreaks of infectious illnesses or other widespread public health issues, outbreaks of war or sanctions in response to military incursions and natural disasters such as floods, droughts, fires, extreme storms, earthquakes or volcanic eruptions. In addition, markets are becoming increasingly susceptible to disruption events resulting from the use of new and emerging technologies, such as artificial intelligence, to engage in cyber-attacks or to take over the Web sites and/or social media accounts of companies, governmental entities or public officials, or to otherwise pose as or impersonate such, which then may be used to disseminate false or misleading information that can cause volatility in financial markets or for the securities of a particular company, group of companies, industry or other class of assets. During those periods of high volatility, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. These risks may be heightened for fixed income securities in low interest rate environments.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit risk: The risk that an issuer or counterparty will fail to pay its obligations to the Fund when they are due. As a result, the Fund’s income might be reduced, the value of the Fund’s investment might fall, and/or the Fund could lose the entire amount of its investment. Changes in the financial condition of an issuer or counterparty, changes in specific economic, social or political conditions that affect a particular type of security or other instrument or an issuer, and changes in economic, social or political conditions generally can increase the risk of default by an issuer or counterparty, which can affect a security’s or other instrument’s credit quality or value and an issuer’s or counterparty’s ability to pay interest and principal when due.
Extension Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Extension risk: The risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.
Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The risk that the value of the Fund’s fixed-income investments may be adversely affected by changes in interest rates and/or inflation. The value of the Fund’s investments may decline due to falling or rising interest rates or other factors. In a rising interest rate environment, investors in fixed income securities may leave the fixed income investment market on a large scale, which could adversely affect the price of the fixed-income securities and reduce their liquidity. Increased redemption requests may force the Fund to liquidate investments when it is not advantageous to do so. Issuers of securities held by the Fund may call or redeem the securities during periods of falling interest rates, and the Fund would likely be required to reinvest in securities paying lower interest rates. During market conditions in which short-term interest rates are at low levels it is possible that the Fund will generate an insufficient amount of income to pay its expenses, and that it will not be able to pay a daily dividend and may have a negative yield (i.e., it may lose money on an operating basis). It is possible that the Fund would, during these conditions, maintain a substantial portion of its assets in cash, on which it may earn little, if any, income. If an obligation held by the Fund is prepaid, the Fund may have to reinvest the prepayment in other obligations paying income at lower rates.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest rate risk: The risk that debt instruments will change in value because of actual or expected changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Bonds and other debt instruments typically have a positive duration, which means the value of the instrument will generally decline if interest rates increase. The value of debt instruments will also generally decline if inflation increases because the purchasing power of the future income and repaid principal is expected to be worth less when received by the Fund. Inflation rates may change frequently and significantly as a result of changes in the domestic or global economy or changes in fiscal or monetary policies.
Investing in the United States Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in the United States Risk A decrease in imports or exports, changes in trade regulations, tariffs, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States are changing many aspects of financial, commercial, public health, environmental, and other regulation and may have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future. Although elevated debt levels do not necessarily indicate or cause economic problems, elevated public debt service costs may constrain future economic growth. The United States has developed increasingly strained relations with a number of foreign countries. If relations with certain countries deteriorate, it could adversely affect U.S. issuers as well as non-U.S. issuers that rely on the United States for trade. The United States has also experienced increased internal political instability. If these trends were to continue, it may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
US Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Government Securities Risk The risk that the value of U.S. Government securities can decrease due to changes in interest rates, statutory debt limit negotiations, default or changes to the financial condition or credit rating of the U.S. Government.
Asset Backed and Mortgage Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asset-Backed and Mortgage-Backed Securities Risk The risk that defaults, or perceived increases in the risk of defaults, on the obligations underlying asset-backed and mortgage-backed securities, including mortgage pass-through securities and CMOs, significant credit downgrades and illiquidity may impair the value of the securities. These securities also present a higher degree of prepayment risk (when repayment of principal occurs before scheduled maturity resulting in the Fund having to reinvest proceeds at a lower interest rate) and extension risk (when rates of repayment of principal are slower than expected, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security) than do other types of fixed income securities. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.
Commercial Paper Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Commercial Paper Risk Investments in commercial paper are subject to the risk that the issuer cannot issue enough new commercial paper to satisfy its obligations with respect to its outstanding commercial paper, also known as rollover risk. Commercial paper is generally unsecured, which increases the credit risk associated with this type of investment. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities. The value of commercial paper will tend to fall when interest rates rise and rise when interest rates fall.
Corporate Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Corporate Bond Risk Corporate debt securities are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as interest rates, market perception of the creditworthiness of the issuer and general market liquidity.
Municipal Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal Bond Risk Factors unique to the municipal bond market may negatively affect the value of the Fund’s investment in municipal bonds. The Fund may invest in a group of municipal obligations that are related in such a way that an economic, business, or political development affecting one would also affect the others. In addition, the municipal bond market, or portions thereof, may experience substantial volatility or become distressed, and individual bonds may go into default, which would lead to heightened risks of investing in municipal bonds generally. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality.
Money Market Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Money Market Securities Risk The value of a money market instrument typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Money market funds are not designed to offer capital appreciation. Certain money market funds in which the Fund may invest may impose a fee upon the sale of shares which may adversely affect the Fund’s returns or liquidity.
Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio Turnover Risk The risk that frequent purchases and sales of portfolio securities may result in higher Fund expenses and may result in the recognition of taxable capital gains (including short-term capital gains, which are generally taxable at ordinary income rates to shareholders subject to tax when distributed by the Fund).
Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk The risk that the value of a security may decline because of adverse events or circumstances that directly relate to the issuer.
Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Manager Risk The risk that the manager's decisions, including security selection, will cause the Fund to underperform relative to the Fund’s peers. There can be no assurance that the manager's investment techniques and decisions will produce the desired results. The Fund’s ability to achieve its investment objective is dependent upon the manager's ability to identify profitable investment opportunities for the Fund. The past experience of the portfolio manager(s), including with other strategies and funds, does not guarantee future results for the Fund.
Financial Markets Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Financial Markets Regulatory Risk Policy changes by the U.S. Government or its regulatory agencies, governmental actions, and political events within the United States may affect the U.S. Treasury market and other markets for U.S. government securities. These developments may, among other things, influence investor demand for U.S. government securities, affect issuance or repayment practices, or increase interest rate or market volatility, potentially suddenly and to a significant degree. Such conditions may adversely affect the value, liquidity, and return potential of U.S. government securities held by the Fund and, as a result, the Fund’s performance.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all investments, you may lose money by investing in the Fund.